                                                            Filing pursuant to
                                                            Rule 497(e)



                                   GMO TRUST


                      STATEMENT OF ADDITIONAL INFORMATION


                                 June 30, 1998
                            As Amended July 24, 1998




This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the GMO Trust Prospectus dated June 30, 1998, as amended from time to time, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110.

                                Table of Contents


Caption                                                                     Page
-------                                                                     ----


INVESTMENT OBJECTIVES AND POLICIES............................................1

MISCELLANEOUS INVESTMENT PRACTICES............................................1

MANAGEMENT OF THE TRUST.......................................................2

INVESTMENT ADVISORY AND OTHER SERVICES........................................4

PORTFOLIO TRANSACTIONS.......................................................12

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.............................15

VOTING RIGHTS................................................................16

SHAREHOLDER AND TRUSTEE LIABILITY............................................17

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.........................17

PERFORMANCE INFORMATION......................................................42

FINANCIAL STATEMENTS.........................................................45

SPECIMEN PRICE-MAKE-UP SHEET.................................................46

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                       MISCELLANEOUS INVESTMENT PRACTICES

         Index Futures. As stated in the Prospectus under the heading "Description and Risks of Fund Investments -- Futures and Options," many of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). As indicated in the Prospectus, an Index Future is a contract to buy or sell an integral number of units of the particular stock index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the relevant index.

         For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

         Index Futures in which a Fund may invest typically can be traded through all major commodity brokers, and trades are currently effected on the exchanges described in the Prospectus. A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of GMO Trust (the "Trust") and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (59). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         HARVEY R. MARGOLIS (55). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (56). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (61). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         RICHARD MAYO (56). President-Domestic Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         KINGSLEY DURANT (66). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         SUSAN RANDALL HARBERT (41). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         WILLIAM R. ROYER, ESQ. (32). Vice President and Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         ANN SPRUILL (44). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

         ALISON E. BAUR, ESQ. (34). Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 1997 - Present). Attorney, Securities and Exchange Commission (April 1991 - January 1997).

         ROBERT V. BROKAW, JR. (54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June 19, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.

                                                                   AGGREGATE
           FUND                               CLASS           OWNERSHIP INTEREST
           ----                               -----           ------------------
          REIT Fund                            III                  2.33%


          Global Properties                    III                 81.00%
          Fund

          Short-Term Income                    III                  1.30%
          Fund

          Global Hedged                        III                  2.13%
          Equity Fund

          Evolving Countries Fund              III                  3.37%

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                  POSITION                             FROM THE TRUST
                ---------------                  -------------------------
              Harvey R. Margolis, Trustee                  $70,000

              Jay O. Light, Trustee                        $70,000

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai and Brokaw, and Mses. Harbert and Spruill, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Fund," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager's compensation will be reduced to the extent that any Fund's annual expenses incurred in the operation of the Fund (including the management fee but excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund and Global Hedged Equity Fund, also excluding expenses indirectly incurred by investment in other Funds of the Trust) would exceed the percentage of the Fund's average daily net assets described therein. Because the Manager's compensation is fixed at an annual rate equal to this expense limitation, it is expected that the Manager will pay such expenses (with the exceptions noted) as they arise. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the relevant Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. No Fund is currently subject to any state imposed limit on expenses.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management
Contract:


                               Gross             Reduction         Net
                               -----             ---------         ---
U.S. CORE FUND

Year ended 2/28/98             $17,753,329       $ 7,220,779       $10,532,550
Year ended 2/28/97             $16,712,773       $ 5,742,268       $10,970,505
Year ended 2/29/96             $14,964,100       $ 2,052,651       $12,911,449

INTERNATIONAL CORE FUND

Year ended 2/28/98             $30,572,502       $12,093,211       $18,479,291
Year ended 2/28/97             $33,112,051       $11,195,222       $21,916,829
Year ended 2/29/96             $25,419,063       $ 4,915,283       $20,503,780

GROWTH FUND

Year ended 2/28/98                  $1,008,998       $  463,468       $  545,530
Year ended 2/28/97                  $1,637,804       $  561,765       $1,076,039
Year ended 2/29/96                  $1,685,025       $  241,245       $1,443,780

SHORT-TERM INCOME FUND

Year ended 2/28/98                  $  117,159       $  117,159       $        0
Year ended 2/28/97                  $   69,134       $   69,134       $        0
Year ended 2/29/96                  $   21,431       $   21,431       $        0


JAPAN FUND

Year ended 2/28/98                  $1,540,113       $  803,953       $  736,160
Year ended 2/28/97                  $1,566,406       $  742,507       $  823,899
Year ended 2/29/96                  $  647,675       $  125,662       $  522,013


VALUE FUND

Year ended 2/28/98                  $2,742,196       $1,134,088       $1,608,108
Year ended 2/28/97                  $2,462,093       $  871,498       $1,590,595
Year ended 2/29/96                  $2,296,190       $  463,260       $1,832,930


TOBACCO-FREE CORE FUND

Year ended 2/28/98                  $  394,815       $  218,695       $  176,120
Year ended 2/28/97                  $  291,746       $  183,825       $  107,921
Year ended 2/29/96                  $  284,306       $  113,925       $  170,381


FUNDAMENTAL VALUE FUND

Year ended 2/28/98                  $1,425,989       $  381,705       $1,044,284
Year ended 2/28/97                  $1,627,950       $  347,372       $1,280,578
Year ended 2/29/96                  $1,496,155       $  108,537       $1,387,618

SMALL CAP VALUE FUND

Year ended 2/28/98                     $ 3,650,580    $ 1,603,440    $ 2,047,140
Year ended 2/28/97                     $ 1,948,526    $   761,954    $ 1,186,572
Year ended 2/29/96                     $   873,239    $   226,684    $   646,555


INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/98                     $ 2,912,080    $ 2,004,718    $   907,362
Year ended 2/28/97                     $ 2,889,159    $ 1,833,495    $ 1,055,664
Year ended 2/29/96                     $ 2,467,267    $ 1,358,838    $ 1,108,429

U.S. SECTOR FUND

Year ended 2/28/98                     $   853,670    $   635,351    $   218,319
Year ended 2/28/97                     $ 1,138,768    $   434,930    $   703,838
Year ended 2/29/96                     $ 1,134,431    $   169,840    $   964,591

INTERNATIONAL BOND FUND

Year ended 2/28/98                     $ 1,090,298    $   692,754    $   397,544
Year ended 2/28/97                     $   849,645    $   493,567    $   356,078
Year ended 2/29/96                     $   779,352    $   257,658    $   521,694

EMERGING MARKETS FUND

Year ended 2/28/98                     $17,396,168    $ 3,619,369    $13,776,799
Year ended 2/28/97                     $12,541,622    $ 2,222,584    $10,319,038
Year ended 2/29/96                     $ 5,944,710    $    90,073    $ 5,854,637

EMERGING COUNTRY DEBT FUND

Year ended 2/28/98                     $ 2,823,080    $ 1,087,585    $ 1,735,495
Year ended 2/28/97                     $ 3,190,658    $   986,384    $ 2,204,274
Year ended 2/29/96                     $ 2,504,503    $   810,112    $ 1,694,391

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/98                     $ 1,509,937    $   850,401    $   659,536
Year ended 2/28/97                     $ 2,168,233    $   531,673    $ 1,636,560
Year ended 2/29/96                     $ 2,071,406    $   199,269    $ 1,872,137

DOMESTIC BOND FUND

Year ended 2/28/98                         $1,311,252    $  932,631    $  378,621
Year ended 2/28/97                         $1,112,368    $  744,230    $  368,138
Year ended 2/29/96                         $  707,127    $  158,391    $  548,736

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/98                         $1,895,291    $1,316,764    $  578,527
Year ended 2/28/97                         $1,782,864    $1,149,683    $  633,181
Year ended 2/29/96                         $1,163,131    $  522,806    $  610,325

GLOBAL BOND FUND

Year ended 2/28/98                         $  297,447    $  297,447    $        0
Year ended 2/28/97                         $  220,921    $  220,921    $        0
Commencement of
  Operations
(12/28/95) - 2/29/96                       $   17,307    $   17,307    $        0

CURRENCY HEDGED INTERNATIONAL CORE FUND

Year ended 2/28/98                         $4,457,931    $2,255,760    $2,202,171
Year ended 2/28/97                         $3,841,815    $2,218,152    $1,623,663
Commencement of
  Operations
(6/30/95) - 2/29/96                        $1,097,558    $  663,365    $  464,193

GLOBAL PROPERTIES FUND

Year ended 2/28/98                         $   74,657    $   74,657    $        0
Commencement of
  Operations
(12/20/96) - 2/28/97                       $   13,266    $   13,266    $        0

FOREIGN FUND

Year ended 2/28/98                         $7,035,104    $2,369,507    $4,665,597
Commencement of
  Operations
(6/28/96) - 2/28/97                        $3,034,381    $1,267,971    $1,766,410

REIT FUND

Year ended 2/28/98                       $2,765,300    $  961,297    $1,804,003
Commencement of
  Operations
(5/31/96) - 2/28/97                      $  666,973    $  286,384    $  380,589

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/98                       $        0    $        0    $        0
Commencement of
  Operations
(6/28/96) - 2/28/97                      $        0    $        0    $        0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/98                       $        0    $        0    $        0
Commencement of
  Operations
(7/29/96) - 2/28/97                      $        0    $        0    $        0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/98                       $        0    $        0    $        0
Commencement of
  Operations
(11/25/96) - 2/28/97                     $        0    $        0    $        0

INFLATION INDEXED BOND FUND

Commencement of
  Operations
(3/31/97) - 2/28/98                      $   36,237    $   36,237    $        0

US BOND/GLOBAL ALPHA A FUND

Commencement of
  Operations
(4/30/97) - 2/28/98                      $  571,318    $  361,139    $  210,179

US BOND/GLOBAL ALPHA B FUND

Commencement of
  Operations
(7/29/97) - 2/28/98                     $  865,631    $  609,605    $  256,026

EVOLVING COUNTRIES FUND

Commencement of
  Operations
(8/29/97) - 2/28/98                     $   94,952    $   77,826    $   17,126

INTERNATIONAL EQUITY ALLOCATION FUND

Year Ended 2/28/98                      $        0    $        0    $        0
Commencement of
  Operations
(10/11/96) - 2/28/97                    $        0    $        0    $        0

SMALL CAP GROWTH FUND

Year Ended 2/28/98                      $1,537,995    $  725,457    $  812,538
Commencement of
  Operations
(12/31/96) - 2/28/97                    $  124,256    $  105,410    $   18,846


         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis. The Manager has voluntarily agreed with the Trust to reduce its management fees and to bear certain expenses with respect to each Fund until further notice to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Country Debt Fund, Emerging Markets Fund and

Global Hedged Equity Fund, excluding custodial fees; and, in the case of the Asset Allocation Funds, excluding expenses indirectly incurred by investment in other Funds of the Trust) would otherwise exceed the percentage of that Fund's daily net assets specified in the Prospectus ("Schedule of Fees and Expenses"). Therefore, so long as the Manager agrees so to reduce its fee and bear certain expenses, total annual operating expenses (subject to such exclusions) of the Fund will not exceed this stated limitation. Absent such agreement by the Manager to waive its fees, management fees for each Fund and the annual operating expenses for each Fund would be as stated in the Prospectus.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms the Servicing Agreement, each Fund paid GMO the amounts set forth in the table below:

                                               March 30, 1996       March 1, 1997
                                                  through              through
                                             February 28, 1997    February 28, 1998
                                             -----------------    -----------------
U.S. Core Fund                                  $3,597,900            $5,028,001
International Core Fund                          4,894,560             6,088,152
Growth Fund                                        347,907               302,285
Short-Term Income Fund                              36,264                70,313
Japan Fund                                         261,357               308,029
Value Fund                                         406,469               586,036
Tobacco-Free Core Fund                              67,968               118,083
Fundamental Value Fund                             244,167               284,344
Small Cap Value Fund                               482,716             1,093,550
Small Cap Growth Fund                               37,277               459,765
International Small Companies Fund                 259,782               349,448
U.S. Sector Fund                                   266,594               150,583

                                               March 30, 1996       March 1, 1997
                                                  through              through
                                             February 28, 1997    February 28, 1998
                                             -----------------    -----------------
International Bond Fund                             244,354            407,680
Emerging Markets Fund                             1,491,636          2,579,392
Emerging Country Debt Fund                          722,035            836,348
Global Hedged Equity Fund                           357,586            217,705
Domestic Bond Fund                                  549,733            790,254
Currency Hedged International Bond Fund             444,574            568,775
Global Bond Fund                                     74,374            133,633
Currency Hedged International Core Fund             595,691            864,408
Global Properties Fund                                2,653             14,931
Foreign Fund                                        614,288          1,421,888
REIT Fund                                           133,395            552,026
World Equity Allocation Fund                          6,619             11,172
Global Balanced Allocation Fund                       4,623             36,399
Global (U.S.+) Equity Allocation Fund                     0              1,099
International Equity Allocation Fund                  1,962             13,569
Inflation Indexed Bond Fund                              --             21,641
U.S. Bond/Global Alpha A Fund                            --            213,529
U.S. Bond/Global Alpha B Fund                            --            323,124
Evolving Countries Fund                                  --             17,804

         Independent Accountants. The Trust's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Domestic Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                            1996           1997           1998           TOTAL
                                            ----           ----           ----           -----
U.S. Core Fund                          $ 3,353,136    $ 4,664,903    $ 2,561,392    $10,579,431
Growth Fund                                 295,985        531,486        170,370        997,841
Value Fund                                  784,675        813,100        666,871      2,264,646
Short-Term Income Fund                           --             --             --             --
International Core Fund                   1,888,442      9,469,695      7,059,863     18,418,000
Japan Fund                                   41,022         84,857        289,271        415,150
Tobacco-Free Core Fund                       71,940        103,341         50,119        225,400
Fundamental Value Fund                      270,800        295,379        441,597      1,007,776
International Small Companies                77,221         98,496        413,290        589,007
  Fund
Bond Allocation Fund                             --             --             --             --
Small Cap Value Fund                        678,406        879,092        903,916      2,461,414
U.S. Sector Fund                            324,992        356,778        278,180        959,950
International Bond Fund                      13,750          5,760         40,399         59,909
Emerging Markets Fund                     3,199,810      5,114,325      7,790,713     16,104,848
Emerging Country Debt Fund                   31,200         70,471         34,908        136,579
Global Hedged Equity Fund                   415,040        594,924        244,119      1,254,083
Domestic Bond Fund                           62,799         73,491         43,754        180,044
Currency Hedged International                 1,800          7,523         27,976         37,299
  Bond Fund
Currency Hedged International               264,754      1,280,998      1,202,454      2,748,206
  Core Fund
Global Bond Fund                              2,321          9,644          4,123         16,088
Global Properties Fund                           --          3,456         19,731         23,187
Foreign Fund                                     --        492,537      1,294,686      1,787,223
REIT Fund                                        --        386,888        911,700      1,298,588
Inflation Indexed Bond Fund                      --             --             --             --
U.S. Bond/Global Alpha A Fund                    --             --         20,476         20,476
U.S. Bond/Global Alpha B Fund                    --             --         48,310         48,310
Evolving Countries Fund                          --             --        153,610        153,610
Small Cap Growth Fund                            --         36,918        880,229        917,147
World Equity Allocation Fund                     --             --             --             --
Global Balanced Allocation Fund                  --             --             --             --
Global (U.S.+) Equity Allocation                 --             --             --             --
  Fund
International Equity Allocation Fund             --             --             --             --

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-seven series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Global Properties Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; International Core Plus Allocation Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Core Fund; Tax-Managed International Fund; and Tax-Managed Global Equities Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

                                  VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S.
Core Fund as of June 1, 1998:

         Name                              Address                       % Ownership
         ----                              -------                       -----------
Huntington Trust Co.                    Attn:  Michelle McCallister          29.10
FBO The Jewish Community                P.O. Box 1558
Federation of Cleveland Employees       Columbus, OH  43260
Ret Plan & Trust

Bost & Co. A/C BHEF1402002              Mutual Fund Operations               18.89
Brockton Hospital                       P.O. Box 3198
                                        Pittsburgh, PA 15230

First Union National Bank TTEE          Attn:  Mutual Funds                  15.85
FBO                                     1525 W. Wt. Harris Blvd. CMG
Gibbs Wire and Steel A/C                Charlotte, NC  28288-1151
#95460000156

Bost & Co. A/C BHPF8002002              Mutual Fund Operations                8.64
Brockton Hospital                       P.O. Box 3198
                                        Pittsburgh, PA 15230-3198

ICD--International Center for the       Attn:  Michael A. Kellman             7.00
Disabled                                Chief Financial Officer
                                        340 East 24th Street
                                        New York, NY 10010

Addison Illinois Police Pension Fund    131 W. Lake Street                    5.49
                                        Addison, IL 60101


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Core Fund as of June 1, 1998:

         Name                    Address                        % Ownership
         ----                    -------                        -----------
University of Rochester      276 Administration Bldg.               5.41
                             River Campus
                             Rochester, NY 14627

Bost & Co. A/C WFHF6206002   Attn:  Mutual Funds Operations         5.07
FBO The Hewlett Foundation   P.O. Box 3198
                             Pittsburgh, PA 15236

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 1, 1998:

         Name                         Address                       % Ownership
         ----                         -------                       -----------
NRECA Investments Division         Attn:  Peter Morris                 34.77
                                   4301 Wilson Blvd.
                                   RSI8-305
                                   Arlington, VA 22203-1860

Employee Retirement Plan of        5918 Stoneridge Mall Road           17.90
  Safeway Inc.                     Pleasanton, CA  94588-3229

World Bank                         Staff Ret Plan Dept.                11.31
                                   Room A-12073
                                   1818 H Street NW
                                   Washington, DC 20433

Corning Retirement Master Trust    Attn:  Lindsay W. Brown             10.22
                                   Director Investment Services
                                   Corning Incorporated
                                   One Riverfront Plaza IIQ-E2-34
                                   Corning, NY 14831-0001

Duke University Long Term          2200 West Main Street                7.27
  Endowment PO                     Suite 1000
                                   Attn: Portfolio Accounting
                                   Durham, NC 27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
The Northern Trust Company,        Attn:  Mutual Funds                 25.48
  Trustee of the Aerospace         P.O. Box 92956
  Corporation Employees            Chicago, IL  60675
  Retirement Plan Trust

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Surdna Foundation, Inc.             Attn:  Mark De Venoge               34.10
                                    330 Madison Avenue
                                    30th Floor
                                    New York, NY 10017-5001

Duke University                     Attn:  Deborah Lane                 18.05
  Long Term Endowment PO            2200 West Main St.
                                    Suite 1000
                                    Durham, NC  27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Japan Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Collins EAFE Group Trust            Attn:  Performance Accounting       21.41
                                    840 Newport Center Drive
                                    Newport Beach, CA 92691

Public Service Electric & Gas       Attention:  Doug Hoerr               6.41
Company Master Retirement Trust     80 Park Plaza
                                    P.O. Box 570
                                    Newark, NJ  07102

Gordon Family Trust                 1325 Airmotive Way                  11.14
                                    Suite 264
                                    Reno, NV  89502

Yale University                     230 Prospect St.                     9.18
                                    Attn: Theodore D. Seides
                                    New Haven, CT 06511

BASF Corporation Pension Master     Attn:  Christopher P. Krauss         5.46
  Trust                             300 Continental Drive North
                                    Mount Olive, NJ 07828

The Duke Endowment - AA             Attn:  Ms. Karen Rogers              5.11
                                    Controller
                                    100 North Tryon Street
                                    Suite 3500
                                    Charlotte, NC 28202

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Hershey Trust Company,              P.O. Box 445                        5.02
  Trustee for Milton Hershey        100 Mansion Road East
  School                            Hershey, PA  17033


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Gezamelyk Mollenfonds               c/o Eyk Van Otterloo                 9.14
                                    32 Foster Street
                                    Marblehead, MA  01945

Gerald Grinstein &                  c/o Molly Pengra                     5.06
  Carolyn H. Grinstein Jt Ten       Pengra Capital Mgt.
                                    2 Union Square
                                    601 Union St., #4100
                                    Seattle, WA  98701

BEHE                                c/o Affida Bank                     17.76
                                    Attn: Mr. Chris Blangley
                                    P.O. Box 5274
                                    CH 8022
                                    Zurich, Switzerland

Trust for Millipore Corporation     Invested Employee Plans - STIF      17.27
                                    80 Ashby Road
                                    Bedford, MA  01730

Scott M. Spangler & Dean G.         5670 N. Echo Canyon Drive           12.84
  Spangler Jt Ten                   Phoenix, AZ  85018

ICF International Cultural Fund     c/o Affida Bank                      9.51
                                    Attn: Mr. Chris Blangley
                                    P.O. Box 5274
                                    CH 8022
                                    Zurich, Switzerland

Beverly Hospital Corporation        Attn:  Priscilla Clay                6.48
                                    Finance Department
                                    85 Herrick Street
                                    Beverly, MA  01915

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Leland Stanford Junior              Stanford Management Company          6.12
  University I                      2770 Sand Hill Road
                                    Menlo Park, CA  94025

Leland Stanford Junior              Stanford Management Company         42.72
  University II                     2770 Sand Hill Road
                                    Menlo Park, CA  94025

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Fundamental Value Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Berea College                       Attn:  Perry Poynter               27.25
                                    Associate Controller
                                    Box 2306, CPO2306
                                    Berea, KY  40404

Leland Stanford Junior              Stanford Management Company        59.64
  University II                     2770 Sand Hill Road
                                    Menlo Park, CA  94025

Princeton University TR             Attn:  John D. Sweeney             12.96
                                    P.O. Box 35
                                    Princeton, NJ  08544

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 10, 1997:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
John D. & Catherine T. MacArthur    Attn:  Lawrence L. Landry            5.36
  Foundation                        140 South Dearborn
                                    Suite 1100
                                    Chicago, IL  60603

Bost & Co. A/C WFHF6202002          Attn:  Mutual Funds Operations       5.63
  FBO The Hewlett Foundation        P.O. Box 3198
                                    Pittsburgh, PA  15230

Marshstrorm & Co. SCV               Attn:  Jennifer S. Leung             5.58
                                    State Street Bank & Trust
                                    1 Enterprise Drive W6A
                                    North Quincy, MA 02171

Yale University                     Attn:  Theodore D. Seides            9.99
                                    230 Prospect St.
                                    New Haven, CT  06511

Bankers Trust Company TR            Attn:  Marshall Jones               14.71
  GTE Service Corp Pension Trust    GTE Investment Management
                                    One Stamford Forum
                                    Stamford, CT  06902

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 1, 1998:

         Name                           Address                     % Ownership
         ----                           -------                     -----------
Yale University                     Attn:  Theodore D. Seides           14.33
                                    230 Prospect Street
                                    New Haven, CT  06511

Bankers Trust Company TR            Attn:  Marshall Jones                7.07
  GTE Service Corp Pension Trust    GTE Investment Management
                                    One Stamford Forum
                                    Stamford, CT  06902

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 1, 1998:

         Name                           Address                       % Ownership
         ----                           -------                       -----------
Dewitt Wallace-Reader's Digest      Attn:  Rob D. Nagel                   29.81
  Fund, Inc.                        Two Park Avenue
                                    23rd Floor
                                    New York, NY  10016

Lila Wallace-Reader's Digest Fund,  Attn:  Rob D. Nagel                   25.94
  Inc.                              Two Park Avenue
                                    23rd Floor
                                    New York, NY  10016

Tufts Associated Health             353 Wyman Street                      15.41
  Maintenance Organization Inc.     Waltham, MA  02254

Trustee of Columbia University in   Columbia University                   13.67
   the City of New York--Global     975 Riverside Drive, Suite 401
                                    New York, NY  10115

New York Academy of Medicine        2 East 103 Street                     10.07
                                    New York, NY  10029

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 1, 1998:

         Name                           Address                       % Ownership
         ----                           -------                       -----------
Regenstrief Foundation, Inc.        1001 West Tenth St.                  73.02
  Global Equity Fund                Indianapolis, IN  46202

JHE Foundation Inc.                 Attn:  Lisa A. Jabia                  6.41
                                    175 Jefferson St.
                                    Fairfield, CT 06423

Retirement Plan for Employees of    Attn:  Mr. Thomas Poccia              5.62
  Lenox Hill Hospital--Global AA    100 E. 77th Street
                                    New York, NY 10021

         Name                           Address                       % Ownership
         ----                           -------                       -----------
The Herb Society of America, Inc.   Attn:  David Pauer                    8.68
                                    Executive Director
                                    9019 Kirtland Chardon Road
                                    Kirtland, OH 44094

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 1, 1998:

         Name                           Address                       % Ownership
         ----                           -------                       -----------
The Trustees of Princeton           Attn:  John D. Sweeney                11.86
University Int'l                    P.O. Box 35
                                    Princeton, NY  08544

Saturn & Co. A/C 4600712            P.O. Box 9130 FPG90                   19.86
  c/o Investors Bank & Trust Co.    Boston, MA  02117
TR FBO The John Hancock
Mutual Life Insurance Company
Pension Plan

The Andrew W. Mellon Foundation     140 E. 62nd Street                     6.10
                                    Attn:  Kenneth J. Herr, Treasurer
                                    New York, NY  10021

Children's Medical Center           1295 Boylston St.                      5.79
Corporation                         Suite 300
                                    Boston, MA  02215

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 1, 1998:

         Name                           Address                       % Ownership
         ----                           -------                       -----------
Washington State Investment Board   Attn:  Kris Logan                     11.30
                                    Investment Accounting Controller
                                    P.O. Box 40916
                                    2424 Heritage Court SW
                                    Olympia, WA 98504

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 1, 1998:

         Name                                 Address                       % Ownership
         ----                                 -------                       -----------
Bankers Trust Company TR                  Attn:  Marshall Jones                 16.72
  GTE Service Corp Pension Trust          GTE Investment Management
                                          One Stamford Forum
                                          Stamford, CT 06902

The Trustees of Princeton University      Attn:  John D. Sweeney                15.29
 Int'l                                    P.O. Box 35
                                          Princeton, NJ 08544

Princeton University TR                   Attn:  John D. Sweeney                10.62
                                          P.O. Box 35
                                          Princeton, NJ 08544

Regents of the University of              Attn:  Linda Berlin                    8.52
Michigan EMF                              Investment Analyst
                                          3003 South State St.
                                          Wolverine Tower
                                          10th Floor Room 10090
                                          Ann Arbor, MI 48109-1283

Leland Stanford Junior University II-     Stanford Management Company            7.85
  AA                                      2770 Sand Hill Road
                                          Menlo Park, CA 94025

Bost & Co. A/CNYXF1783862                 Attn:  Mutual Funds Operations         5.61
  FBO Bell Atlantic-Int'l Equities        P.O. Box 3198
                                          Pittsburgh, PA 15230-3198

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Edna McConnell Clark                          Attn:  Laura Kielczewski                   9.86
   Foundation                                     Asst. Financial Officer
                                                  250 Park Avenue
                                                  New York, NY 10177

Trust for Millipore Corporation                   80 Ashby Road                              8.49
  Invested Employee Plans -- DBF                  Bedford, MA  01730

Schering Plough Retirement Trust                  Attn:  Gary Karlin                         7.50
  Global -- AA                                    One Giralda Farms
                                                  Madison, NJ 07940

GMO Global Balanced Allocation                    Attn:  Tara H. Oliver                      5.34
   Fund                                           c/o GMO
                                                  40 Rowes Wharf
                                                  Boston, MA  02110

Phillips Exeter Academy                           Attn:  Joseph E. Fellows                   5.11
                                                  20 Main Street
                                                  Exeter, NH  03833

John D. & Catherine T. MacArthur                  Attn:  Lawrence L. Landry                  9.56
  Foundation                                      140 South Dearborn, Suite 1100
                                                  Chicago, IL 60603

Corning Retirement Master Trust II                Attn:  Mr. Lindsay W. Brown                13.07
                                                  One Riverfront Plaza
                                                  HQ-E2-34
                                                  Corning, NY 14831-0001


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Core Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Andrew W. Mellon Foundation                   Attn:  Kenneth J. Herr                     29.52
                                                  Treasurer
                                                  140 E. 62nd Street
                                                  New York, NY 10021

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Bost & Co. A/CNVXF1783862                         Attn:  Mutual Funds Operations             28.43
  FBO Bell Atlantic--Int'l Equities               P.O. Box 3198
                                                  Pittsburgh, PA 15230-3198

Trustees of Columbia University in                Columbia University                        25.29
  the City of New York--Global                    475 Riverside Drive, Suite 401
                                                  New York, NY 10115

John D. & Catherine T. MacArthur                  Attn:  Lawrence L. Landry                  7.01
  Foundation                                      140 South Dearborn, Suite 1100
                                                  Chicago, IL 60603


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------

San Francisco County & Retirement                 Attn:  Richard Piket                       40.06
System                                            1155 Market Street, 2nd Floor
                                                  San Francisco, CA 94103

State of Connecticut Retirement Plans             Attn:  Chief Investment Officer            22.06
  and Trust Funds                                 Office of the Treasurer
                                                  55 Elm Street
                                                  Hartford, CT 06106

Bankers Trust Company TR                          Attn:  Marshall Jones                      11.11
  GTE Service Corp. Pension Trust                 GTE Investment Management
                                                  One Stamford Forum
                                                  Stamford, CT 06902

Bost & Co. A/C NYXF1783852                        Attn:  Mutual Funds Operations             6.23
  FBO Bell Atlantic Dedicated ECDF                P.O. Box 3198
                                                  Pittsburgh, PA 15230

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Retirement Plan of Mobil                        Attn:  Donald Hellyer                        18.68
Corporation                                     3225 Gallows Road
                                                Fairfax, VA  22037


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Bankers Trust Company TR                        Attn:  Marshall Jones                        29.00
  GTE Service Corp. Pension Trust               GTE Investment Management
                                                One Stamford Forum
                                                Stamford, CT  06902

Partners Healthcare System                      Partners Healthcare System, Inc.             13.89
  Pooled Investment Accounts                    101 Merrimac Street, 4th Floor
                                                Boston, MA  02114

The Duke Endowment -- AA                        Attn:  Ms. Karen Rogers                      6.71
                                                Controller
                                                100 North Tryon St., Suite 3500
                                                Charlotte, NC 28202

The Andrew W. Mellon Foundation                 140 E. 62nd Street                           5.07
                                                Attn:  Kenneth J. Herr, Treasurer
                                                New York, NY  10021


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Core Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Edna McConnell Clark                        Attn:  Laura Kielczewski                     12.83
Foundation                                      Asst. Financial Officer
                                                250 Park Avenue
                                                New York, NY 10177-0026

Trustees of Phillips Academy                    Attn:  Sally Blais                           12.71
                                                Investment Analyst
                                                Phillips Academy
                                                180 Main Street
                                                Andover, MA  01810

Children's Medical Center                       1295 Boylston Street                         9.40
Corporation                                     Suite 300
                                                Boston, MA  02215

Arthur Andersen & Co. SC US                     Attn;  John H. Greenwell                     8.80
Profit Sharing and Retirement                   225 North Michigan Ave. A168
Trust                                           Chicago, IL  60601-7600
Boston Safe Deposit & Trust Co.                 c/o Richard A. Manka                         6.72
TR FBO The Kroger Co Master                     The Kroger Company
Retirement Trust                                1014 Vine Street
                                                Cincinnati, OH 45202-1100

Lukens Inc. Master Trust                        Attn:  Barbara L. Gasper                     6.40
                                                Treasurer
                                                50 South First Avenue
                                                Coatesville, PA 19320

Schering Plough Retirement Trust                Attn:  Gary Karlin                           5.03
Global                                          One Girlada Farms
                                                Madison, NJ  07940

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Catholic Bishop of Chicago                      Attn:  John F. Benware                       11.75
                                                155 East Superior Street
                                                Chicago, IL 60611

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The University of North Carolina at             302 South Building                           31.89
 Chapel Hill Foundation Investment              Campus Box 1000
  Fund, Inc., Global Fixed Income               Chapel Hill, NC  27599
 Account

Nazareth College of Rochester                   4245 East Avenue                             6.94
  Fixed Income                                  Rochester, NY  14618

Essex & Company                                 Attn:  Linda Wills, Trust Dept.              21.19
                                                c/o First National in Palm Springs
                                                255 South County Road
                                                Palm Springs, FL 33450

Marine Midland Bank as agent for                P.O. Box 1329                                8.56
  The John R. Oishei Foundation                 Attn: Mutual Funds
                                                Buffalo, NY  14240

Bankers Trust Co. FBO                           Attn:  Mike Bloehaum                         5.14
  Southcoast Health 174145                      P.O. Box 9014
                                                Church Street Station
                                                New York, NY  10008

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------

The Trustees of Boston College                  Attn:  Paul Haran                            41.22
                                                Associate Treasurer More 31D
                                                140 Commonwealth Ave.
                                                Chestnut Hill, MA 02167

Strafe & Co. for the Account of                 Attn:  Carl E. Sealander                     20.52
 Owensbo Mercy Health System for                P.O. Box 0160
 Grantham Mayo Account                          Westerville, OH  43086-0160
 3402815000
American Committee for the                      Attn:  Mr. Henry Pavony                      16.80
 Weizmann Institute of Science Inc.             51 Madison Ave.
                                                New York, NY  10010

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Bob & Co c/o BankBoston--Trust                  Attn:  Mutual Funds 45-02-93                 8.39
  IV                                            P.O. Box 1809
                                                Boston, MA 02105-1809

Wentworth Institute of Technology               Attn:  David Gilmore                         7.13
                                                550 Huntington Ave.
                                                Boston, MA  02115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
President and Fellows of Harvard                c/o Harvard Management                       15.71
College                                         Company
                                                600 Atlantic Avenue
                                                Boston, MA  02210

Trustees of the University of                   Attn:  Jon Scheinman                         11.31
Pennsylvania                                    Office of Investments
                                                3451 Walnut St.
                                                714 Franklin Building
                                                Philadelphia, PA 19104-6205

University of Minnesota                         Attn:  Gracie A. Davenport                   7.92
Foundation                                      1300 S. 2nd St. Suite 200
                                                Minneapolis, MN 55454-1029

Swarthmore College -- Foreign                   500 College Ave.                             6.73
                                                Swarthmore, VA 19081-1397

Metropolitan Museum of Art                      Attn:  William Magazine                      8.19
                                                1000 Fifth Ave.
                                                New York, NY  10028

Colonial Williamsburg Endowment                 Attn:  Ms. Jean Puckett                      5.69
 International                                  P.O. Box 1776
                                                Williamsburg, VA 23187


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Rector and Visitors of the                  Office of the Treasurer                      39.21
  University of Virginia                        P.O. Box 9012
                                                Attn: Mr. Rob Walker Freer
                                                Charlottesville, VA 22906

Princeton University TR                         Attn:  John D. Sweeney                       21.24
                                                P.O. Box 35
                                                Princeton, NJ  08544

Yale University                                 230 Prospect Street                          20.47
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

John D. & Catherine T. MacArthur                Attn:  Lawrence L. Landry                    11.68
  Foundation                                    140 South Dearborn, Suite 1100
                                                Chicago, IL  60603

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Duke Endowment -- AA                        Attn:  Ms. Karen Rogers                      6.25
                                                Controller
                                                100 North Tryon Street
                                                Suite 3500
                                                Charlotte, NC 28202-4012

Bankers Trust Company TR                        Attn:  Marshall Jones                        14.92
  GTE Service Corp. Pension Trust               GTE Investment Management
                                                One Stamford Forum
                                                Stamford, Ct  06902

Bost & Co. A/C WFHF6202002                      Attn:  Mutual Funds Operations               5.69
  FBO The Hewlett Foundation                    P.O. Box 3198
                                                Pittsburgh, PA  15230

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
RJR Nabisco Canada Master Trust                 Attn:  Dan Porchak                           44.70
  Nabisco LTD                                   10 Parklawn Road
                                                Canada M8Y3

Bridgewater College                             Business Office                              13.17
                                                402 E. College Street
                                                Bridgewater, VA 22512

Melvin B. and Joan F. Lane                      3000 Sand Hill Rd.                           11.80
  TR U/A DTD 09/14/93                           Building 2
  Melvin and Joan Lane Revocable                Suite 215
  Trust I                                       Menlo Park, CA  94025

Longwood College Foundation,                    Attn:  L. Darlene Selz                       6.06
Inc.                                            201 High Street
                                                Farmville, VA 23909-1895

Regenstrief Foundation Inc. Global              1001 West 10th St.                           22.04
 Equity Fund                                    Indianapolis, IN  46202

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Escuela Agricola Panamericana,                  Attn:  Federico Fiatlos &                    14.93
Inc.                                            James S. Hughes
                                                Controller
                                                c/o Norwich Corporation
                                                2150 Washington Street
                                                Newton, MA 02162

Presbyterian Homes & Family                     150 Linden Avenue                            15.98
Services, Inc.                                  Lynchburg, VA  24503

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Saturn & Co.                                    c/o Investors Bank & Trust                   13.53
FBO Providence Washington                       P.O. Box 9130 FPG 90
Insurance                                       Boston, MA  02117

American Society of Hematology --               Attn:  Martha Liggett                        7.48
Unrestricted Account                            Executive Director
                                                1200 19th St. NW
                                                Suite 300
                                                Washington, DC  20036

   Appalachian Mountain Club                    Attn:  Mr. Henry Isaacson                   13.72
                                                5 Joy Street
                                                Boston, MA  02108

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Howard Hughes Medical Institute                 Attn:  C.F. Wolfe                            34.66
                                                4000 Jones Bridge Road
                                                Chevy Chase, MD 20815-6789

RJR Nabisco Defined Benefits                    c/o Wachovia Bank NA                         15.38
  Master Trust -- International                 Attn:  Teresa Almond
  Account                                       Vice President
                                                301 N. Main St., MC-NC31057
                                                Winston-Salem, NC 27150-3099

Bost & Co. A/CNYXF1783862                       Attn:  Mutual Funds Operations               11.41
  FBO Bell Atlantic--Int'l Equities             P.O. Box 3198
                                                Pittsburgh, PA 15230-3198

The Duke Endowment--AA                          Attn:  Ms. Karen Rogers                      8.04
                                                Controller
                                                100 North Tryon Street
                                                Suite 3500
                                                Charlotte, NC 28202-4012

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Employee Retirement Plan of                     5918 Stoneridge Mall Road                    7.74
   Safeway Inc.                                 Pleasanton, CA  94588-3229

Yale University                                 230 Prospect Street                          5.74
                                                Attn: Theodore D. Seides
                                                New Haven, CT 06511

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Core Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Louisa Stude Sarofim                            Attn:  Nancy Head                            55.42
  1995 Charitable Trust                         1001 Fannin, #4700
                                                Houston, TX  77002

Bost & Co. A/C WERF1968002                      Attn:  Mutual Funds Operations                21.18
                                                 P.O. Box 3198
                                                Pittsburgh, PA 15230-3198

Mary Lawrence Porter                            Attn:  Nancy Head                            9.53
Revocable 1994 Trust                            1001 Fannin, #4700
                                                Houston, TX  77002

Louisa Stude Sarofim Foundation                 Attn:  Nancy Head                            8.85
                                                1001 Fannin, #4700
                                                Houston, TX  77002

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Bankers Trust Company TR                        Attn: Marshall Jones                          21.30
  GTE Service Corp. Pension Trust               GTE Investment Management
                                                One Stamford Forum
                                                Stamford, CT 06902

John D. & Catherine T.                          Attn: Lawrence L. Landry                     8.52
  MacArthur Foundation                          140 South Dearborn, Suite 1100
                                                Chicago, IL 60603

Dockbridge & Co.                                Attn: Jennifer S. Leung                      9.30
  FBO PF Holdings II Inc.                       State Street Bank & Trust
                                                1 Enterprise Drive
                                                North Quincy, MA 02171

Bost & Co. A/C WFHF6202002                      Attn: Mutual Funds Operations                8.38
   FBO The Hewlett Foundation                   P.O. Box 3198
                                                Pittsburgh, PA 15230-3198

The Duke Endowment--AA                          Attn: Ms. Karen Rogers                        6.87
                                                Controller
                                                100 North Tryon Street
                                                Suite 3500
                                                Charlotte, NC 28202-4012

       The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
GMO Global Balanced Allocation                  Attn: Tara H. Oliver                          8.52
Fund                                            c/o GMO
                                                40 Rowes Wharf
                                                Boston, MA 02110

The Andrew W. Mellon Foundation                 Attn: Kenneth J. Herr,                       17.49
                                                Treasurer
                                                140 E. 62nd Street
                                                New York, NY 10021

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Arthur Andersen & Co., SC US                    Attn: John H. Greenwell                      12.27
   Profit Sharing and Retirement                225 North Michigan Ave., A16B
   Trust                                        Chicago, IL 60601

Conrad N. Hilton Foundation                     100 West Liberty Street                       8.24
                                                Suite 840
                                                Reno, NV 89501

Phillips Exeter Academy                         Attn: Joseph E. Fellows                      7.43
                                                20 Main St.
                                                Exeter, NH 03833

Schering Plough Retirement                      Attn: Gary Karlin                            5.93
  Trust--Global AA                              One Giralda Farms
                                                Madison, NJ 07940

The Duke Endowment--AA                          Attn:  Ms. Karen Rogers                      14.60
                                                Controller
                                                100 North Tryon Street
                                                Suite 3400
                                                Charlotte, NC 28202-4012

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Andrew W. Mellon Foundation                 Attn: Kenneth J. Herr,                       25.06
                                                Treasurer
                                                140 E. 62nd St.
                                                New York, NY 10021

Duke University Long-Term                       c/o Duke Management Company                  19.95
  (Endowment) Pool--Emerging                    2200 W. Main St.
                                                Suite 1000
                                                Durham, NC 27705

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
The Andrew W. Mellon Foundation                 Attn: Kenneth J. Herr,                       25.06
                                                Treasurer
                                                140 E. 62nd St.
                                                New York, NY 10021

Brown Brothers Harriman & Co.                   Attn: Global Settlement                       14.75
  Cust. FBO GMO Global Hedged                   Harold Robinson
  Equity Fund                                   40 Water St.
                                                Boston, MA 02109

GMO International Equity                        c/o GMO                                       10.76
  Allocation Fund                               Attn: Tara H. Oliver
                                                40 Rowes Wharf
                                                Boston, MA 02110

GMO Global Balanced                             c/o GMO                                      7.10
  Allocation Fund                               Attn: Tara H. Oliver
                                                40 Rowes Wharf
                                                Boston, MA 02110


    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Francis W. Hatch & S. Parker                    Attn: Lois B. Wetzell                        10.48
  Gilbert & Robert M. Pennoyer                  Sullivan & Cromwell
  TR Trust U/I 12/11/39 FBO John                125 Broad Street
  H.C. Merck                                    New York, NY 10004-2498

Lawrence Memorial Association                   Attn: Peter Semenza                          6.18
                                                170 Governors Avenue
                                                Medford, MA 02155
The Catholic Church Extension                   PO Box 1443                                  6.75
   Society                                      Chicago, IL 60690-1443
  USA LaSalle National Bank as
  Custodian
  A/C # 037464302-362998502

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
S. Parker Gilbert & Robert M.                   Attn: Robert M. Pennoyer TR                   5.24
Pennoyer TR, Trust U/ART 11 (G)                 Patterson, Belkapp, Webb &
   FBO George W. Merck                          Tyler
                                                1133 Avenue of the Americas
                                                New York, NY 10036

MD CO FBO Memorial Drive                        c/o MDT Advisors, Inc.                       18.54
Trust                                           Attn: Kelly Corwin
                                                125 Cambridge Park Dr.
                                                Cambridge, MA 02140

The Raymond and Gertrude R.                     Suite 105 East Cooper River                  6.29
Saltman Foundation                              Plaza
                                                2400 McClellan Avenue
                                                Pennsauken, NJ 08109

Juvenile Diabetes Foundation                    120 Wall Street                              8.67
  International                                 New York, NY 10005-3904


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha B Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Bankers Trust Company TR                        Attn: Marshall Jones                          84.34
  GTE Service Corp. Pension Trust               GTE Investment Management
                                                One Stamford Forum
                                                Stamford, CT 06902

Bost & Co. A/CNYXF1783842                       Attn: Mutual Funds Operations                 15.66
  FBO Bell Atlantic--Fixed Income               P.O. Box 3198
                                                Pittsburgh, PA 15230


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Milbank Foundation For                          Attn: Chris K. Olander                          21.94
  Rehabilitation                                Executive Director
                                                60 East 42nd St., Room 1651
                                                New York, NY 10165

Yale University TR                              Attn: Linda Rockhill                            10.12
  Scripps League Newspapers                     State Street Global Advisors
  Education & Research Fund                     One International Place
                                                Boston, MA 02110

Yale University TR                              Attn: Linda Rockhill                            6.54
  Laila & Thurston Twigg Smith                  State Street Global Advisors
  Unitrust                                      One International Place
                                                Boston, MA 02110

Yale University TR                              Twigg-Smith Unitrust #2                         8.87
  U/A Trustee of Thurston &                     State Street Global Advisors
  Sharon                                        One International Place
                                                Boston, MA 02110

John E. Andrus Memorial, Inc.                   Attn: Margaret Hackett                          12.33
                                                185 Old Broadway
                                                Hastings-On-Hudson, NY 10706

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Properties Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
Eyk Van Otterloo                                32 Foster Street                                70.78
                                                Marblehead, MA 01945

Cormorant Fund                                  c/o Jeremy Grantham                             5.11
                                                40 Rowes Wharf
                                                Boston, MA 02210

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha A Fund as of June 1, 1998:

         Name                                        Address                             % Ownership
         ----                                        -------                             -----------
John D. & Catherine T.                          Attn: Lawrence L. Landry                         20.60
  MacArthur Foundation                          140 South Dearborn, Suite 1100
                                                Chicago, IL 60603

GMO Global Balanced Allocation                  Attn: Tara H. Oliver                            10.25
  Fund                                          c/o Grantham Mayo Van Otterloo
                                                 & Co. LLC
                                                40 Rowes Wharf
                                                Boston, MA 02110

Corning Retirement Master                       Attn: Mr. Lindsay W. Brown                        13.05
  Trust II                                      One Riverfront Plaza
                                                HQ-E2-34
                                                Corning, NY 14831

The Andrew W. Mellon Foundation                 140 E. 62nd Street                              11.71
                                                Attn: Kenneth J. Herr, Treasurer
                                                New York, NY 10021

Phillips Exeter Academy                         Attn: Joseph E. Fellows                         10.36
                                                20 Main St.
                                                Exeter, NH 03833

Catholic Bishop of Chicago                      155 East Superior St.                           5.57
                                                Attn: John F. Benware
                                                Chicago, IL 60611


                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending June 30, 1998 and for the period from the commencement of the Funds' operations until June 30, 1998:


                                                                                                             Inception
Fund                      Inception Date        1 Year          3 Year          5 Year         10 Year       to Date
                                                (%)             (%)             (%)            (%)           (%)
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------
U.S. Core                 9/19/85               30.76           29.37           23.45          19.15         19.14
U.S. Sector               12/31/92              22.70           25.29           21.41          N/A           21.19
Growth                    12/30/88              30.91           29.45           23.16          N/A           20.22
Small Cap                 12/31/96              21.51           N/A             N/A            N/A           23.34
Growth
Small Cap Value           12/31/91              20.38           22.93           19.08          N/A           19.98
Value                     11/13/90              25.35           26.09           21.02          N/A           20.69
Fundamental               10/31/91              25.43           24.27           19.98          N/A           20.08
Value
International             3/31/87               9.95            10.59           11.48          11.50         10.87
Core
Currency Hedged           6/30/95               16.79           19.49           N/A            N/A           19.49
International
Core
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------
International             10/14/91              3.08            8.42            9.48           N/A           9.26
Small Companies
Japan                     6/8/90                (32.59)         (11.05)         (4.81)         N/A           (3.63)

                                                                                                             Inception
Fund                      Inception Date        1 Year          3 Year          5 Year         10 Year       to Date
                                                (%)             (%)             (%)            (%)           (%)
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------
Emerging                  12/9/93               (41.26)         (8.37)          N/A            N/A           (3.80)
Markets
Evolving                  8/29/97               N/A             N/A             N/A            N/A           (37.47)
Countries
Foreign                   8/31/84               5.80            13.79           14.46          12.36         18.55
Short-Term                4/18/90               5.86            6.09            5.50           N/A           6.22
Income
Domestic Bond             8/18/94               11.44           7.98            N/A            N/A           8.88
Global Hedged             7/29/94               (5.52)          0.02            N/A            N/A           1.20
Equity
Inflation Indexed         3/31/97               3.87            N/A             N/A            N/A           3.83
Bond
U.S.                      4/30/97               11.73           N/A             N/A            N/A           12.32
Bond/Global
Alpha A
U.S.                      7/29/97               N/A             N/A             N/A            N/A           6.25
Bond/Global
Alpha B
International             12/22/93              4.14            8.24            N/A            N/A           10.62
Bond
Emerging                  4/19/94               2.94            36.41           N/A            N/A           28.05
Country Debt
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------
Currency Hedged           9/30/94               13.92           19.51           N/A            N/A           18.75
International
Bond
Global Bond               12/28/95              8.55            N/A             N/A            N/A           8.68
International             10/11/96              (3.26)          N/A             N/A            N/A           5.26
Equity Allocation
World Equity              10/22/96              3.71            N/A             N/A            N/A           11.63
Allocation

                                                                                                             Inception
Fund                      Inception Date        1 Year          3 Year          5 Year         10 Year       to Date
                                                (%)             (%)             (%)            (%)           (%)
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------
Global Equity             11/26/96              12.45           N/A             N/A            N/A           17.19
Allocation
Global Balanced           6/2/97                10.77           N/A             N/A            N/A           12.97
Allocation
REIT                      5/31/96               3.63            N/A             N/A            N/A           17.71
Global Properties         12/20/96              (5.46)          N/A             N/A            N/A           (1.23)
------------------------- --------------------- --------------- --------------  -------------  ------------- --------------


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a fund (current net asset value divided by prior net asset value), and includes reinvestment of all dividends and gains. Monthly and quarterly return data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         Sample calculations of average annual total return and gross return for the U.S. Core Fund have been attached as Appendix A to this Statement of Additional Information.


                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the fiscal year ended February 28, 1998 included in the Trust's Annual Reports filed with the Securities and Exchange Commission on May 8, 1998 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund and the GMO Asia Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST

                          SPECIMEN PRICE-MAKE-UP SHEET

         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Asia Fund) offering shares of beneficial interest as of February 28, 1998, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 1998.


Core Fund-Class II
   Net Assets at Value (Equivalent to $19.98 per share based on
   848,657 shares of beneficial interest outstanding)                                                   $16,958,086
                                                                                                        ----------
   Offering Price ($19.98 x 100/99.86)*                                                                      $20.01
                                                                                                             ------
Core Fund-Class III
   Net Assets at Value (Equivalent to $19.99 per share based on                                      $2,317,103,212
                                                                                                     --------------
   115,934,929 shares of beneficial interest outstanding)
   Offering Price ($19.99 x 100/99.86)*                                                                      $20.02
                                                                                                             ------
Core Fund-Class IV
   Net Assets at Value (Equivalent to $19.99 per share based on                                      $1,370,534,843
                                                                                                     --------------
   68,573,281 shares of beneficial interest outstanding)
   Offering Price ($19.99 x 100/99.86)*                                                                      $20.02
                                                                                                             ------


International Core Fund-Class II
   Net Assets at Value (Equivalent to $23.16 per share  based on                                         $12,500,387
                                                                                                         -----------
   539,724 shares of beneficial interest outstanding)
   Offering Price ($23.16 x 100/99.40)*                                                                       $23.30
                                                                                                              ------

--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

International Core Fund-Class III
   Net Assets at Value (Equivalent to $23.20 per share based on                                       $3,046,509,668
                                                                                                      --------------
   131,331,157 shares of beneficial interest outstanding)
   Offering Price ($23.20 x 100/99.40)*                                                                       $23.34
                                                                                                              ------
International Core Fund-Class IV
   Net Assets at Value (Equivalent to $23.19 per share based on                                         $682,952,207
                                                                                                        ------------
   29,449,788 shares of beneficial interest outstanding)
   Offering Price ($23.19 x 100/99.40)*                                                                       $23.33
                                                                                                              ------
Growth Fund-Class III
   Net Assets at Value (Equivalent to $4.38 per share based on                                          $202,923,494
                                                                                                        ------------
   46,341,959 shares of beneficial interest outstanding)
   Offering Price ($4.38 x 100/99.86)*                                                                         $4.39
                                                                                                               -----
Short-Term Income Fund-Class III

   Net Assets at Value (Equivalent to $9.81 per share based on                                           $37,376,752
                                                                                                         -----------
   3,810,783 shares of beneficial interest outstanding)
   Offering Price                                                                                              $9.81
                                                                                                               -----
Japan Fund-Class III
   Net Assets at Value (Equivalent to $6.36 per share based on                                          $149,152,493
                                                                                                        ------------
   23,446,166 shares of beneficial interest outstanding)
   Offering Price ($6.36 x 100/99.60)*                                                                         $6.39
                                                                                                               -----
Value Fund-Class III
   Net Assets at Value (Equivalent to $14.33 per share based on 23,                                     $332,103,322
                                                                                                        ------------
   178,490 shares of beneficial interest outstanding)
   Offering Price ($14.33 x 100/99.86)*                                                                       $14.35
                                                                                                              ------

--------

         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Tobacco-Free Core Fund-Class III
   Net Assets at Value (Equivalent to $14.05 per share based on
   7,114,000 shares of beneficial interest outstanding)                                                  $99,922,438
                                                                                                         -----------
   Offering Price ($14.05 x 100/99.86)*                                                                       $14.07
                                                                                                               -----
Small Cap Value Fund-Class III
   Net Assets at Value (Equivalent to $18.28 per share based on
   42,096,585 shares of beneficial interest outstanding)                                                $769,612,286
                                                                                                        ------------
   Offering Price ($18.28 x 100/99.50)*                                                                       $18.31
                                                                                                               -----
International Small Companies Fund-Class III Net Assets at Value (Equivalent to
   $12.22 per share based on
   19,163,810 shares of beneficial interest outstanding)                                                $234,154,557
                                                                                                        ------------
   Offering Price ($12.22 x 100/99.00)*                                                                       $12.34
                                                                                                               -----
Fundamental Value Fund-Class III
   Net Assets at Value (Equivalent to $11.92 per share based on
   10,655,373 shares of beneficial interest outstanding)                                                $127,036,283
                                                                                                        ------------
   Offering Price ($11.92 x 100/99.85)*                                                                       $11.94
                                                                                                               -----
U.S. Sector Fund-Class III
   Net Assets at Value (Equivalent to $8.53 per share based on
   8,299,546 shares of beneficial interest outstanding)                                                  $70,822,838
                                                                                                         -----------
   Offering Price ($8.53 x 100/99.73)*                                                                         $8.55
                                                                                                               -----
Emerging Markets Fund-Class III
   Net Assets at Value (Equivalent to $9.56 per share based on
   95,539,011 shares of beneficial interest outstanding)                                                $913,615,199
                                                                                                        ------------
   Offering Price ($9.56 x 100/98.40)*                                                                         $9.72
                                                                                                               -----

--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Emerging Markets Fund-Class IV
   Net Assets at Value (Equivalent to $9.56 per share based on
   70,302,469 shares of beneficial interest outstanding)                                                $672,020,425
   Offering Price ($9.56 x 100/98.40)*                                                                         $9.72
International Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.45 per share based on
   28,048,515 shares of beneficial interest outstanding)                                                $293,022,142
   Offering Price ($10.45 x 100/99.85)*                                                                       $10.47
Emerging Country Debt Fund-Class III
   Net Assets at Value (Equivalent to $11.64 per share based on
   39,550,731 shares of beneficial interest outstanding)                                                $460,386,606
   Offering Price ($11.64 x 100/99.50)*                                                                       $11.70
Emerging Country Debt Fund-Class IV
   Net Assets at Value (Equivalent to $11.63 per share based on
   26,699,294 shares of beneficial interest outstanding)                                                $310,579,861
   Offering Price ($11.63 x 100/99.50)*                                                                       $11.69
Global Hedged Equity Fund-Class III
   Net Assets at Value (Equivalent to $8.72 per share based on
   19,571,340 shares of beneficial interest outstanding)                                                $170,705,669
   Offering Price ($8.72 x 100/99.63)*                                                                         $8.75
Domestic Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.26 per share based on
   42,034,709 shares of beneficial interest outstanding)                                                $431,410,381
   Offering Price                                                                                             $10.26


--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Currency Hedged International Core Fund-Class III
   Net Assets at Value (Equivalent to $11.92 per share based on
   17,425,016 shares of beneficial interest outstanding)                                                $207,653,004
   Offering Price ($11.92 x 100/99.40)*                                                                       $11.99
Currency Hedged International Core Fund-Class IV
   Net Assets at Value (Equivalent to $11.92 per share based on
   30,435,120 shares of beneficial interest outstanding)                                                $362,828,641
   Offering Price ($11.92 x 100/99.40)*                                                                       $11.99
Global Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.15 per share based on
   10,349,491 shares of beneficial interest outstanding)                                                $105,052,076
   Offering Price ($10.15 x 100/99.85)*                                                                       $10.17
Global Balanced Allocation Fund-Class III
   Net Assets at Value (Equivalent to $11.87 per share based on
   9,707,961 shares of beneficial interest outstanding)                                                 $115,279,566
   Offering Price ($11.87 x 100/99.65)*                                                                       $11.91
World Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $10.39 per share based on
   4,904,301 shares of beneficial interest outstanding)                                                  $50,951,655
   Offering Price ($10.39 x 100/99.34)*                                                                       $10.46
REIT Fund-Class III
   Net Assets at Value (Equivalent to $12.92 per share based on
   29,015,600 shares of beneficial interest outstanding)                                                $374,774,153
   Offering Price ($12.92 x 100/99.50)*                                                                       $12.98

--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Foreign Fund-Class II
   Net Assets at Value (Equivalent to $12.09 per share based on
   4,460,629 shares of beneficial interest outstanding)                                                  $53,949,208
   Offering Price                                                                                             $12.09
Foreign Fund-Class III
   Net Assets at Value (Equivalent to $12.10 per share based on
   70,009,604 shares of beneficial interest outstanding)                                                $847,427,349
   Offering Price                                                                                             $12.10
Foreign Fund-Class IV
   Net Assets at Value (Equivalent to $12.11 per share based on
   18,152,694 shares of beneficial interest outstanding)                                                $219,784,667
   Offering Price                                                                                             $12.11
Global Properties Fund-Class III
   Net Assets at Value (Equivalent to $10.14 per share based on
   992,142 shares of beneficial interest outstanding)                                                    $10,061,059
   Offering Price ($10.14 x 100/99.40)*                                                                       $10.20
International Equity Allocation Fund-Class III Net Assets at Value (Equivalent
   to $10.18 per share based on
   8,435,792 shares of beneficial interest outstanding)                                                  $85,875,507
   Offering Price ($10.18 x 100/99.20)                                                                        $10.26
Global (U.S.+) Equity Allocation Fund-Class III Net Assets at Value (Equivalent
   to $10.48 per share based on
   4,301,488 shares of beneficial interest outstanding)                                                  $45,101,000
   Offering Price ($10.48 x 100/99.53)                                                                        $10.53

--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Inflation Indexed Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.04 per share based on
   2,556,935 shares of beneficial interest outstanding)                                                  $25,660,077
   Offering Price ($10.04 x 100/99.90)*                                                                       $10.05
U.S. Bond/Global Alpha A Fund-Class III
   Net Assets at Value (Equivalent to $10.60 per share based on
   21,548,708 shares of beneficial interest outstanding)                                                $228,386,026
   Offering Price ($10.60 x 100/99.85)*                                                                       $10.62
U.S. Bond/Global Alpha B Fund-Class III
   Net Assets at Value (Equivalent to $10.14 per share based on
   37,541,918 shares of beneficial interest outstanding)                                                $380,604,581
   Offering Price ($10.14 x 100/99.85)*                                                                       $10.16
Evolving Countries Fund-Class III
   Net Assets at Value (Equivalent to $8.61 per share based on
   4,612,685 shares of beneficial interest outstanding)                                                  $39,698,352
   Offering Price ($8.61 x 100/98.4)*                                                                          $8.75
Small Cap Growth Fund-Class III
   Net Assets at Value (Equivalent to $12.28 per share based on
   32,547,633 shares of beneficial interest outstanding)                                                $399,612,993
   Offering Price ($12.28 x 100/99.50)*                                                                       $12.34
Currency Hedged International Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.66 per share based on
   30,095,080 shares of beneficial interest outstanding)                                                $320,905,207
   Offering Price ($10.66 x 100/99.85)*                                                                       $10.68

--------
         * Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Prospectus.

Appendix A - Sample Performance Calculations - U.S. Core Fund

GMO U.S. Core Fund - Class III shares

A)       Average Annual Total Return

         P (1+T)(n)=ERV

         P=Hypothetical initial payment of $1,000
         T=Average annual total return
         n=Number of years
         ERV=Ending redeemable value for hypothetical $1,000 payment made

         1 Year
         P(1+T)(1)=ERV
         $1,000 (1+30.76%)(1)=$1,307.60

         3 Year
         P(1+T)(3)=ERV
         $1,000 (1+29.37%)(3)=$2,165.21

         5 Year
         P(1+T)(5)=ERV
         $1,000 (1+23.45%)(5)=$2,867.18

         10 Year
         P(1+T)(10)=ERV
         $1,000 (1+19.15%)(10)=$5,766.87

         Since Inception
         P(1+T)(12.7781)=ERV
         $1,000 (1+19.14%)(12.7781)=$9,372.85

B)       Gross Return

         Gross Return = Net Return + Total Operating Expense Ratio (# of Days in the Relevant Period/365)

         Gross Return 2Q 1998 = 2.06% + 0.48% (91/365) = 2.18%

         Gross Return April 1998 = 0.28% + 0.48%(30/365) = 0.32%

C) Annual Total Return Compounding of Periodic Returns shown below:

         (1.0073957866)*(1.1178378378)*(0.9872330097)*(1.1617338487)*
         (1.0138292799)=30.94%

D)        Annual Total Return

          6/30/97 - 7/1/97

          NAV End of Period + Dividend
          ----------------------------             - 1 X 100
           NAV Beginning of Period


          $18.50               +            $3.975
          -----------------------------------------    - 1 X 100 = 0.73957866%

                            $22.31



          7/1/97 - 10/1/97
                     NAV End of Period + Dividend
                     ----------------------------      - 1 X 100
                     NAV Beginning of Period


          $20.60               +            $.08
          --------------------------------------------  - 1 X 100 = 11.78378378%

                             $18.50


          10/1/97 - 12/22/97
                     NAV End of Period + Dividend
                     ----------------------------       - 1 X 100
                     NAV Beginning of Period


          $18.11               +            $2.227
          -----------------------------------------    - 1 X 100 = (1.27669903%)

                             $20.60

12/22/97 - 4/1/98
           NAV End of Period + Dividend
           ----------------------------           - 1 X 100
           NAV Beginning of Period


$20.97                    +                 $.069
-------------------------------------------------       - 1 X 100 = 16.17338487%

                        $18.11


4/1/98 - 6/30/98
           NAV End of Period
           -----------------------                - 1 X 100
           NAV Beginning of Period



                        $21.26
-----------------------------------------------------    - 1 X 100 = 1.38292799%

                        $20.97